Accounts and Bills Receivable, net (Accounts Receivable) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accounts receivable	$ 1,134	6,868	11,943
Less: Allowance for doubtful accounts	(131)	(795)	(1,196)
Accounts receivable, net of allowance for doubtful accounts	1,003	6,073	10,747
Bills receivable	380	2,300	10,840
Accounts and bills receivable, net	$ 1,383	8,373	21,587